Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

Strategic Funding Source Inc. (the “Company”)

Truist Securities, Inc. (the “Structuring Agent”)

(together, the “Specified Parties”)

Re: Kapitus Asset Securitization IV LLC, Series 2024-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Truist Data Tape as of 2024-07-31 with Requested Fields_v3.xlsx” (the “Data File”) provided by the Company on September 12, 2024, containing information on 3,277 small business receivables and business loan contracts as of the July 31, 2024 (the “Cutoff Date”), of which we were informed the 2,640 small business receivables and business loan contracts (the “Receivables”) from the Receivables Data Files (defined below) are intended to be included as collateral in the offering by Kapitus Asset Securitization IV LLC, Series 2024-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, number of months, and percentages were within $1.00, 0.1 months and 0.1%, respectively.

•	The term “Servicing System” means the Company’s “Platform” servicing system, to which we were provided with remote access rights by the Company.

•

The term “Source Documents” means the “Funded Contract Summary” page within the Servicing System, which we were informed by Company contains certain information from the Receivable’s contract. We performed no procedures comparing the Funded Contract Summary page to the Receivable’s contract.

•

The term “Receivables Data File” mean an electronic data file entitled “Kapitus Data Tape as of 7.31.24.xlsx” provided by the Company on September 5, 2024, containing information on 2,640 Receivables as of the Cutoff Date.

•	The term “Provided Information” means the Source Documents and Receivables Data File.

The procedures we were instructed by the Company to perform, and the associated findings are as follows:

A.

We were instructed by the Company to select a sample of 200 Receivables from the Receivables Data File using the following criteria: (i) select the largest 100 Receivables based on unpaid principal balance, and (ii) randomly select another 100 Receivables from the remaining population (the “Selected Loans”). A listing of the Selected Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to select from the Receivables Data File.

B.

For each Selected Loan, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents listed in the Provided Information and Instructions column, utilizing the instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents and Instructions are listed in the order of priority.

Attribute	Provided Information and Instructions
merchant_legal_name	Funded Contract Summary page within the Servicing System

product_type	Funded Contract Summary page within the Servicing System

state	Funded Contract Summary page within the Servicing System

sic_code	Funded Contract Summary page within the Servicing System

fico	Funded Contract Summary page within the Servicing System

risk_bucket	Funded Contract Summary page within the Servicing System

payment_frequency	Funded Contract Summary page within the Servicing System

business_founded_date	Funded Contract Summary page within the Servicing System

business_age_on_balance_date	Recompute as the difference between the Cutoff Date and “business_founded_date“ divided by 365

Attribute	Provided Information and Instructions

internal_funding_amount_remaining	Funded Contract Summary page within the Servicing System

original_turn	Funded Contract Summary page within the Servicing System

remaining_turn	Funded Contract Summary page within the Servicing System

factor_rate	Funded Contract Summary page within the Servicing System

yield	Funded Contract Summary page within the Servicing System

remit_mod	Funded Contract Summary page within the Servicing System

missed_payment_factor	Funded Contract Summary page within the Servicing System

current_del_bucket	Funded Contract Summary page within the Servicing System

performance	Funded Contract Summary page within the Servicing System

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

McLean, Virginia

September 13, 2024

Exhibit A

Sample Receivable Number	Contract_ID	Sample Receivable Number	Contract_ID	Sample Receivable Number	Contract_ID	Sample Receivable Number	Contract_ID
1	15168***	51	14584***	101	11370***	151	15091***
2	15476***	52	15528***	102	13419***	152	15559***
3	14516***	53	15504***	103	12472***	153	13182***
4	14981***	54	15439***	104	14861***	154	15358***
5	13943***	55	15156***	105	13870***	155	14247***
6	15394***	56	15224***	106	13097***	156	14933***
7	14922***	57	15186***	107	13316***	157	12493***
8	14955***	58	14962***	108	15215***	158	10923***
9	15363***	59	14810***	109	15132***	159	14661***
10	14573***	60	14637***	110	14370***	160	14090***
11	14991***	61	14682***	111	13849***	161	14685***
12	14730***	62	15079***	112	14997***	162	12258***
13	14594***	63	14221***	113	15632***	163	10387***
14	15366***	64	15322***	114	14622***	164	15204***
15	15394***	65	13088***	115	12643***	165	15637***
16	15662***	66	15005***	116	14130***	166	14587***
17	15458***	67	15735***	117	13812***	167	14614***
18	15426***	68	15376***	118	13644***	168	15639***
19	15424***	69	15415***	119	14767***	169	10425***
20	14344***	70	15036***	120	13097***	170	8226***
21	15093***	71	15230***	121	15613***	171	12970***
22	15519***	72	15141***	122	14459***	172	15068***
23	15201***	73	15175***	123	13752***	173	15361***
24	14632***	74	14564***	124	14934***	174	15119***
25	14495***	75	14896***	125	14295***	175	13837***
26	15293***	76	15027***	126	15064***	176	13199***
27	14093***	77	15502***	127	11958***	177	13348***
28	12676***	78	15469***	128	14633***	178	13557***
29	14773***	79	14214***	129	13518***	179	14709***
30	14762***	80	14263***	130	15530***	180	15188***
31	14028***	81	14390***	131	13623***	181	15630***
32	13834***	82	15499***	132	13920***	182	13796***
33	13860***	83	14868***	133	12002***	183	13460***
34	13721***	84	14134***	134	12564***	184	9637***
35	14139***	85	14165***	135	11842***	185	15279***
36	15684***	86	13772***	136	15052***	186	13430***
37	15502***	87	13980***	137	11186***	187	12905***
38	15731***	88	14983***	138	12171***	188	12529***
39	15286***	89	14974***	139	13555***	189	14236***
40	15423***	90	13948***	140	11988***	190	14353***
41	14325***	91	14432***	141	10338***	191	14158***
42	14457***	92	13749***	142	14757***	192	11621***
43	15626***	93	14977***	143	13177***	193	14206***
44	13801***	94	13813***	144	14475***	194	13531***
45	13929***	95	14550***	145	15246***	195	15252***
46	13536***	96	15640***	146	13737***	196	13213***
47	15351***	97	15237***	147	14517***	197	14194***
48	14231***	98	14943***	148	12528***	198	14050***
49	15283***	99	14907***	149	14257***	199	13466***
50	15211***	100	15193***	150	12536***	200	14031***